Goodwill and Intangible Assets	7 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
7.	Goodwill and Intangible Assets
The following table summarizes Goodwill activity for the period from inception (May 19, 2021) to December 31, 2021:

December 31, 2021
(In thousands)
Balance, May 19, 2021	$79,954
Impact of foreign currency translation	(4,451)

Balance, December 31, 2021	$75,503

The following table summarizes the Company’s Intangible assets, excluding Goodwill:

	December 31, 2021
	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Indefinite-lived intangible assets
Trade names	$4,124	$—
Definite-lived intangible assets
Software	1,509	(1,280)
Acquired customer relationships	27,402	(12,432)

	$33,035	$(13,712)

Amortization expense for the period from inception (May 19, 2021) to December 31, 2021 was $1.0 million. See Note 2, “Summary of Significant Accounting Policies” for discussion regarding impairment of Intangible assets.